Sale of membership interest in Crown Media Distribution, residual and participation liability and third party indemnity	12 Months Ended
Dec. 31, 2010
Sale of membership interest in Crown Media Distribution, residual and participation liability and third party indemnity
Sale of membership interest in Crown Media Distribution, residual and participation liability and third party indemnity

3.   Sale of membership interest in Crown Media Distribution, residual and participation liability and third party indemnity

In December 2006, the Company sold its film library consisting of domestic rights and certain international ancillary rights to approximately 620 television movies, mini-series and series (the "Crown Library") to RHI Entertainment LLC ("RHI"). As a condition of the sale, the Company agreed to pay up to $22.5 million for residuals and profit participations related to RHI's domestic exploitation of the Crown Library for a ten-year period ending December 14, 2016. The Company estimated the fair value of this obligation to be approximately $10.6 million at December 15, 2006, assuming the maximum payout.

In December 2009 the Company concluded that payments for residuals and participations under its liability to RHI would occur generally later than originally estimated in December 2006. Accordingly, the Company reduced the carrying amount of the liability by $682,000 and recognized a corresponding gain from sale of film assets in the accompanying statement of operations. In July 2010, the Company received notification of pending requests for payments of approximately $8.0 million related to exploitation of the Crown Library through mid-2010. Accordingly, the Company increased the carrying amount of the liability by $155,000 and recognized a corresponding loss from sale of film assets in the second quarter of 2010. The Company has recently received requests for payments of an additional $2.0 million and expects to pay the total amount of approximately $10.0 million in March 2011. Notwithstanding the acceleration of payments ahead of the Company's prior expectations, in December 2010 management revised its estimated payment stream because of ongoing operating and financial difficulties being experienced by RHI, including reorganization in bankruptcy. As of December 31, 2010, management believes that fulfillment of its indemnification obligation will occur over a period longer than previously estimated. Accordingly, in the fourth quarter of 2010, the Company decreased the carrying amount of the liability by $874,000 and recognized a corresponding gain from sale of film assets in the accompanying statement of operations.

Carrying amounts of this liability of $13.9 million and $14.2 million as of December 31, 2009 and 2010, respectively, are included in accrued liabilities on the accompanying consolidated balance sheets. The aggregate amount of payments that the Company will make under this obligation is dependent upon the relative success RHI achieves in exploiting these film assets. However, in no event will the aggregate cash payments under this obligation exceed $22.5 million. At December 31, 2010, the maximum future payout remaining under this agreement is $19.9 million. The timing of such payments is dependent upon not only the timing of RHI's exploitation of these film assets but RHI's administrative processes by which it will request payments from the Company. Accordingly, it is likely that, during the remaining term of this liability, the carrying amount will be adjusted as additional information becomes available to the Company.

Also, included in accounts payable and accrued liabilities as of December 31, 2009 and 2010, is $364,000 and $411,000, respectively, for the estimated cost of residuals and participations that the buyer of our international business (which included the international rights to our film library) would otherwise be obligated to pay to third parties in connection with international film library sales between the April 2005 sale and April 2015. The Company's actual cost of this obligation will depend on the actual internal usage or sales of these films by the buyer.

In December 2008, the Company received information from the buyer of the international business related to the actual internal usage and sales of these films through December 31, 2007. As a result, the Company reduced its estimate of this liability by $5.1 million. The Company did so by recording a gain from sale of discontinued operations of $3.0 million and a reduction of interest expense of $2.1 million.

In December 2009, the Company concluded that payments for residuals and participations under its liability to the buyer of the international business would occur generally later than estimated in December 2008. Accordingly, the Company reduced the carrying amount of the liability by $12,000 and recognized a corresponding decrease in interest expense in the accompanying statement of operations.